SCHEDULE OF FAIR VALUE ASSETS AND LIABILITIES ON RECURRING BASIS (Details) - JPY (¥) ¥ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Defined Benefit Plan Disclosure [Line Items]
Equity investments at fair value with readily determinable fair value	¥ 144,658
Marketable securities		¥ 182,313
Fair Value, Inputs, Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Equity investments at fair value with readily determinable fair value	144,658
Marketable securities		182,313
Fair Value, Inputs, Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Equity investments at fair value with readily determinable fair value
Marketable securities
Fair Value, Inputs, Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Equity investments at fair value with readily determinable fair value
Marketable securities